8. Income Taxes	3 Months Ended
Mar. 31, 2017
Notes
8. Income Taxes

8. INCOME TAXES

Income taxes

The provision for income taxes differs from that computed at Canadian corporate tax rate of approximately 15.50% as follows:

Income tax recovery

	Three Months Ended March 31, 2017	Three Months Ended March 31, 2016	Twelve Months Ended March 31, 2017	Twelve Months Ended March 31, 2016	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015
	$	$	$	$	$	$
Net loss	(1,797,610)	(1,269,151)	(7,809,291)	(4,648,598)	(7,280,831)	(5,185,852)

Expected income tax recovery	(278,630)	(196,718)	(1,210,440)	(720,533)	(1,128,529)	(803,807)
Non-deductible expenses	98,771	-	98,771	717,671	618,900	462,915
Other temporary differences	(600)	(1,327)	(11,992)	(6,411)	(7,138)	(2,859)
Change in valuation allowance	180,459	198,045	1,123,661	9,273	516,767	343,751
	-	-	-	-	-	-

Deferred tax assets

	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
	$	$	$	$

Non-capital loss carry forwards	1,607,478	944,596	1,389,471	756,534
Other temporary differences	62,917	22,238	40,499	23,565
Change in valuation allowance	(1,670,395)	(966,834)	(1,429,970)	(780,099)
	-	-	-	-

As of March 31, 2017 and 2016, and December 31, 2016 and 2015, the Company decided that a valuation allowance relating to the above deferred tax assets of the Company was necessary, largely based on the negative evidence represented by losses incurred and a determination that it is not more likely than not to realize these assets, such that, a corresponding valuation allowance, for each respective period, was recorded to offset deferred tax assets.

As of March 31, 2017 and 2016, and December 31, 2016 and 2015, the Company has approximately $10,370,826, $6,158,577, $8,964,328, $4,880,865, respectively, of non-capital losses available to offset future taxable income. These losses will expire between 2032 to 2034.

As of March 31, 2017 and 2016, and December 31, 2016 and 2015, the Company is not subject to any uncertain tax positions.